INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	CAD 15	CAD 13	CAD 13
Gross increases – tax positions in prior years	0	3	2
Gross decreases – tax positions in prior years	(1)	0	(2)
Gross increases – tax positions in current year	2	2	1
Settlement	0	(1)	0
Lapse of statutes of limitations	(3)	(2)	(1)
Unrecognized Tax Benefit at End of Year	CAD 13	CAD 15	CAD 13